Annual Fund Operating Expenses	Aug. 31, 2023
Eaton Vance Georgia Municipal Income Fund | Class A
Operating Expenses:
Management Fees	0.33%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.69%
Eaton Vance Georgia Municipal Income Fund | Class C
Operating Expenses:
Management Fees	0.33%
Distribution and Service (12b-1) Fees	0.95%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	1.44%
Eaton Vance Georgia Municipal Income Fund | Class I
Operating Expenses:
Management Fees	0.33%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.49%
Eaton Vance Maryland Municipal Income Fund | Class A
Operating Expenses:
Management Fees	0.29%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.71%
Eaton Vance Maryland Municipal Income Fund | Class C
Operating Expenses:
Management Fees	0.29%
Distribution and Service (12b-1) Fees	0.95%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	1.46%
Eaton Vance Maryland Municipal Income Fund | Class I
Operating Expenses:
Management Fees	0.29%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.51%
Eaton Vance Missouri Municipal Income Fund | Class A
Operating Expenses:
Management Fees	0.31%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.71%
Eaton Vance Missouri Municipal Income Fund | Class C
Operating Expenses:
Management Fees	0.31%
Distribution and Service (12b-1) Fees	0.95%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	1.46%
Eaton Vance Missouri Municipal Income Fund | Class I
Operating Expenses:
Management Fees	0.31%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.51%
Eaton Vance North Carolina Municipal Income Fund | Class A
Operating Expenses:
Management Fees	0.35%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.68%
Eaton Vance North Carolina Municipal Income Fund | Class C
Operating Expenses:
Management Fees	0.35%
Distribution and Service (12b-1) Fees	0.95%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	1.43%
Eaton Vance North Carolina Municipal Income Fund | Class I
Operating Expenses:
Management Fees	0.35%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.48%
Eaton Vance Oregon Municipal Income Fund
Operating Expenses:
  Interest Expense	0.03%
  Expenses other than Interest Expense	0.14%
Eaton Vance Oregon Municipal Income Fund | Class A
Operating Expenses:
Management Fees	0.36%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.73%
Eaton Vance Oregon Municipal Income Fund | Class C
Operating Expenses:
Management Fees	0.36%
Distribution and Service (12b-1) Fees	0.95%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.48%
Eaton Vance Oregon Municipal Income Fund | Class I
Operating Expenses:
Management Fees	0.36%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.53%
Eaton Vance South Carolina Municipal Income Fund
Operating Expenses:
  Interest Expense	0.07%
  Expenses other than Interest Expense	0.12%
Eaton Vance South Carolina Municipal Income Fund | Class A
Operating Expenses:
Management Fees	0.34%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.73%
Eaton Vance South Carolina Municipal Income Fund | Class C
Operating Expenses:
Management Fees	0.34%
Distribution and Service (12b-1) Fees	0.95%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	1.48%
Eaton Vance South Carolina Municipal Income Fund | Class I
Operating Expenses:
Management Fees	0.34%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.53%
Eaton Vance Virginia Municipal Income Fund
Operating Expenses:
  Interest Expense	0.05%
  Expenses other than Interest Expense	0.23%
Eaton Vance Virginia Municipal Income Fund | Class A
Operating Expenses:
Management Fees	0.27%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses	0.28%
Total Annual Fund Operating Expenses	0.75%
Eaton Vance Virginia Municipal Income Fund | Class C
Operating Expenses:
Management Fees	0.27%
Distribution and Service (12b-1) Fees	0.95%
Other Expenses	0.29%
Total Annual Fund Operating Expenses	1.51%
Eaton Vance Virginia Municipal Income Fund | Class I
Operating Expenses:
Management Fees	0.27%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.28%
Total Annual Fund Operating Expenses	0.55%